Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Bond Index Portfolio
March 31, 2023
VUSB-NPRT1-0523
1.9887313.104
Nonconvertible Bonds - 26.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
1.65% 2/1/28	200,000	175,709
2.25% 2/1/32	50,000	40,877
2.75% 6/1/31	300,000	258,548
3.3% 2/1/52	50,000	35,972
3.5% 6/1/41	1,000,000	789,190
3.5% 9/15/53	347,000	251,939
3.55% 9/15/55	340,000	244,055
3.65% 6/1/51	280,000	212,082
3.65% 9/15/59	257,000	183,651
3.8% 2/15/27	43,000	41,658
4.1% 2/15/28	143,000	139,564
4.65% 6/1/44	40,000	35,766
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	145,126
5.213% 3/8/47	250,000	218,723
Verizon Communications, Inc.:
1.5% 9/18/30	270,000	218,614
2.355% 3/15/32	9,000	7,384
2.65% 11/20/40	60,000	42,840
2.987% 10/30/56	227,000	147,623
3.55% 3/22/51	500,000	381,479
3.875% 2/8/29	210,000	202,897
4% 3/22/50	114,000	94,849
4.016% 12/3/29	100,000	95,726
4.125% 8/15/46	54,000	46,117
4.272% 1/15/36	276,000	256,025
4.329% 9/21/28	643,000	635,639
5.012% 8/21/54	38,000	36,325
		4,938,378
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	43,396
2.65% 1/13/31	200,000	176,714
2.75% 9/1/49	100,000	69,548
3.35% 3/24/25	400,000	392,873
3.5% 5/13/40	30,000	25,502
3.6% 1/13/51	30,000	24,376
3.7% 9/15/24	300,000	296,191
3.8% 3/22/30	110,000	106,051
3.8% 5/13/60	30,000	24,630
4.7% 3/23/50	100,000	97,759
		1,257,040
Interactive Media & Services - 0.1%
Alphabet, Inc.:
1.1% 8/15/30	200,000	163,727
1.9% 8/15/40	264,000	185,046
2.05% 8/15/50	170,000	108,055
Meta Platforms, Inc.:
3.5% 8/15/27	60,000	57,949
3.85% 8/15/32	60,000	56,138
4.45% 8/15/52	150,000	131,961
		702,876
Media - 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51	30,000	19,199
3.75% 2/15/28	100,000	92,858
4.2% 3/15/28	48,000	45,430
5.125% 7/1/49	60,000	47,494
5.375% 4/1/38	42,000	36,614
5.375% 5/1/47	190,000	156,759
6.384% 10/23/35	621,000	618,650
Comcast Corp.:
2.45% 8/15/52	135,000	84,350
2.65% 2/1/30	80,000	71,266
2.8% 1/15/51	180,000	121,557
2.887% 11/1/51	179,000	122,203
2.937% 11/1/56	385,000	256,277
2.987% 11/1/63	305,000	197,757
3.4% 4/1/30	87,000	81,339
3.55% 5/1/28	76,000	73,037
3.7% 4/15/24	30,000	29,642
3.75% 4/1/40	31,000	26,610
3.9% 3/1/38	50,000	44,755
4.049% 11/1/52	146,000	122,789
Discovery Communications LLC:
3.625% 5/15/30	220,000	195,097
4% 9/15/55	85,000	56,368
4.65% 5/15/50	100,000	76,490
5.2% 9/20/47	18,000	14,912
Fox Corp.:
4.709% 1/25/29	34,000	33,700
5.476% 1/25/39	189,000	180,959
5.576% 1/25/49	23,000	21,977
Magallanes, Inc.:
3.755% 3/15/27 (b)	100,000	94,173
4.279% 3/15/32 (b)	189,000	168,739
5.05% 3/15/42 (b)	100,000	83,643
5.141% 3/15/52 (b)	175,000	141,791
Paramount Global:
4.2% 6/1/29	210,000	193,074
4.95% 1/15/31	190,000	175,298
5.85% 9/1/43	363,000	313,743
Time Warner Cable LLC 5.5% 9/1/41	351,000	303,280
TWDC Enterprises 18 Corp.:
2.95% 6/15/27	98,000	93,093
3% 2/13/26	210,000	202,971
		4,597,894
Wireless Telecommunication Services - 0.3%
America Movil S.A.B. de CV 3.625% 4/22/29	200,000	185,913
T-Mobile U.S.A., Inc.:
3% 2/15/41	529,000	392,154
3.5% 4/15/25	410,000	398,610
3.75% 4/15/27	80,000	76,902
3.875% 4/15/30	80,000	75,065
4.375% 4/15/40	74,000	66,320
4.5% 4/15/50	80,000	69,671
5.2% 1/15/33	55,000	56,096
5.65% 1/15/53	55,000	56,332
Vodafone Group PLC:
4.375% 5/30/28	97,000	97,144
5.25% 5/30/48	170,000	164,005
6.15% 2/27/37	392,000	419,337
		2,057,549
TOTAL COMMUNICATION SERVICES		13,553,737
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 0.3%
American Honda Finance Corp.:
1% 9/10/25	220,000	201,922
1.2% 7/8/25	330,000	305,794
General Motors Co.:
5.95% 4/1/49	200,000	185,705
6.125% 10/1/25	455,000	463,591
6.75% 4/1/46	69,000	69,768
General Motors Financial Co., Inc.:
4.35% 4/9/25	84,000	82,247
5.65% 1/17/29	250,000	252,959
6.4% 1/9/33	100,000	103,098
Honda Motor Co. Ltd. 2.271% 3/10/25	310,000	296,213
		1,961,297
Broadline Retail - 0.2%
Alibaba Group Holding Ltd.:
2.125% 2/9/31	240,000	197,239
3.15% 2/9/51	245,000	158,530
Amazon.com, Inc.:
0.8% 6/3/25	110,000	102,345
1% 5/12/26	6,000	5,440
2.1% 5/12/31	105,000	89,747
2.5% 6/3/50	110,000	74,567
2.7% 6/3/60	160,000	105,036
3.1% 5/12/51	105,000	79,539
3.875% 8/22/37	440,000	409,293
4.05% 8/22/47	280,000	253,895
Kohl's Corp. 4.25% 7/17/25	265,000	246,781
		1,722,412
Diversified Consumer Services - 0.1%
American University 3.672% 4/1/49	130,000	106,235
Duke University 2.832% 10/1/55	30,000	20,913
George Washington University 4.126% 9/15/48	100,000	89,706
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	210,000	202,834
Massachusetts Institute of Technology 2.989% 7/1/50	250,000	191,687
Northwestern University 3.662% 12/1/57	100,000	80,692
University of Chicago 3% 10/1/52	100,000	73,588
University of Southern California 2.945% 10/1/51	240,000	171,054
		936,709
Hotels, Restaurants & Leisure - 0.3%
Expedia, Inc. 5% 2/15/26	160,000	159,270
Marriott International, Inc. 3.125% 6/15/26	390,000	368,403
McDonald's Corp.:
2.125% 3/1/30	400,000	345,944
2.625% 9/1/29	150,000	136,172
3.3% 7/1/25	32,000	31,335
3.5% 7/1/27	91,000	88,137
3.6% 7/1/30	340,000	322,470
3.8% 4/1/28	84,000	82,422
4.2% 4/1/50	40,000	35,276
4.7% 12/9/35	109,000	108,815
Starbucks Corp.:
2.55% 11/15/30	597,000	519,576
4.5% 11/15/48	50,000	45,238
		2,243,058
Leisure Products - 0.0%
Hasbro, Inc. 3.55% 11/19/26	110,000	103,410
Specialty Retail - 0.5%
Advance Auto Parts, Inc. 5.95% 3/9/28	66,000	68,036
AutoZone, Inc.:
3.625% 4/15/25	62,000	60,423
4% 4/15/30	150,000	142,486
Lowe's Companies, Inc.:
3.5% 4/1/51	300,000	214,541
3.65% 4/5/29	80,000	75,741
4.05% 5/3/47	53,000	42,775
5% 4/15/33	470,000	470,133
5.75% 7/1/53	30,000	30,570
O'Reilly Automotive, Inc. 3.6% 9/1/27	260,000	250,991
The Home Depot, Inc.:
2.7% 4/15/30	146,000	131,810
2.8% 9/14/27	84,000	79,525
2.95% 6/15/29	686,000	633,850
3.35% 4/15/50	100,000	77,388
3.9% 6/15/47	29,000	24,910
4.25% 4/1/46	104,000	94,759
4.5% 12/6/48	90,000	84,734
TJX Companies, Inc. 3.875% 4/15/30	687,000	664,965
		3,147,637
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc.:
2.4% 3/27/25	38,000	36,769
2.85% 3/27/30	570,000	523,893
3.375% 3/27/50	40,000	32,947
		593,609
TOTAL CONSUMER DISCRETIONARY		10,708,132
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
4% 4/13/28	91,000	89,964
4.5% 6/1/50	100,000	93,673
4.6% 4/15/48	78,000	73,595
4.6% 6/1/60	50,000	46,453
4.95% 1/15/42	461,000	455,180
5.45% 1/23/39	270,000	283,488
5.55% 1/23/49	130,000	139,369
5.8% 1/23/59 (Reg. S)	170,000	186,579
Constellation Brands, Inc.:
3.6% 2/15/28	63,000	59,935
5.25% 11/15/48	50,000	48,218
Diageo Capital PLC:
1.375% 9/29/25	200,000	184,751
2% 4/29/30	200,000	170,397
Dr. Pepper Snapple Group, Inc.:
2.55% 9/15/26	50,000	46,368
3.8% 5/1/50	190,000	151,463
Molson Coors Beverage Co. 4.2% 7/15/46	92,000	75,232
PepsiCo, Inc.:
1.4% 2/25/31	440,000	362,191
1.625% 5/1/30	267,000	225,908
4% 5/2/47	116,000	109,905
The Coca-Cola Co.:
1.45% 6/1/27	30,000	27,237
1.65% 6/1/30	30,000	25,390
2.5% 6/1/40	30,000	23,011
2.6% 6/1/50	30,000	21,477
2.75% 6/1/60	30,000	21,317
2.875% 5/5/41	150,000	119,684
3.45% 3/25/30	186,000	178,812
4.2% 3/25/50	150,000	143,872
		3,363,469
Food & Staples Retailing - 0.9%
Costco Wholesale Corp. 1.375% 6/20/27	395,000	354,191
Dollar General Corp. 5% 11/1/32	110,000	110,457
Dollar Tree, Inc. 4% 5/15/25	248,000	243,398
Kroger Co.:
1.7% 1/15/31	400,000	318,250
2.65% 10/15/26	230,000	215,954
3.7% 8/1/27	100,000	96,140
5.4% 1/15/49	28,000	27,542
Sysco Corp.:
3.3% 2/15/50	50,000	35,724
4.45% 3/15/48	52,000	45,067
6.6% 4/1/50	220,000	250,971
Target Corp.:
2.25% 4/15/25	508,000	488,063
2.65% 9/15/30	77,000	68,523
3.9% 11/15/47	40,000	34,507
4% 7/1/42	15,000	13,708
Walgreens Boots Alliance, Inc.:
3.2% 4/15/30	130,000	114,307
3.45% 6/1/26	81,000	77,343
4.1% 4/15/50	130,000	97,255
Walmart, Inc.:
3.05% 7/8/26	10,000	9,685
3.3% 4/22/24	3,220,000	3,179,618
3.625% 12/15/47	20,000	17,290
3.7% 6/26/28	170,000	168,372
3.95% 6/28/38	150,000	142,710
4.05% 6/29/48	80,000	74,245
		6,183,320
Food Products - 0.3%
Archer Daniels Midland Co.:
2.5% 8/11/26	450,000	424,648
4.5% 8/15/33	100,000	100,107
Campbell Soup Co. 4.15% 3/15/28	80,000	78,363
Conagra Brands, Inc.:
4.85% 11/1/28	190,000	189,156
5.3% 11/1/38	13,000	12,718
5.4% 11/1/48	60,000	58,727
General Mills, Inc.:
2.875% 4/15/30	40,000	35,816
3% 2/1/51	80,000	58,335
4.2% 4/17/28	89,000	88,036
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)	100,000	78,321
5.75% 4/1/33 (b)	330,000	315,150
Kellogg Co. 4.5% 4/1/46	32,000	29,388
Tyson Foods, Inc.:
4% 3/1/26	70,000	68,736
5.1% 9/28/48	50,000	47,129
Unilever Capital Corp.:
1.375% 9/14/30	135,000	109,903
2% 7/28/26	280,000	261,440
		1,955,973
Household Products - 0.2%
Colgate-Palmolive Co. 3.1% 8/15/27	430,000	414,590
Kimberly-Clark Corp.:
1.05% 9/15/27	110,000	96,310
3.05% 8/15/25	490,000	473,396
3.1% 3/26/30	22,000	20,359
Procter & Gamble Co.:
3% 3/25/30	105,000	98,467
3.55% 3/25/40	160,000	142,890
		1,246,012
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	200,000	167,857
Kenvue, Inc.:
4.9% 3/22/33 (b)	65,000	67,156
5.05% 3/22/28 (b)	65,000	67,177
5.05% 3/22/53 (b)	65,000	66,989
		369,179
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 9/16/26	110,000	102,634
3.4% 5/6/30	300,000	266,766
3.875% 9/16/46	38,000	27,327
4.8% 2/14/29	120,000	119,044
5.8% 2/14/39	100,000	97,625
5.95% 2/14/49	30,000	28,376
BAT Capital Corp.:
3.557% 8/15/27	130,000	120,852
4.39% 8/15/37	521,000	424,956
4.54% 8/15/47	213,000	158,627
Philip Morris International, Inc.:
2.875% 5/1/24	80,000	78,452
3.125% 3/2/28	54,000	50,435
4.375% 11/15/41	265,000	230,050
4.875% 2/15/28	30,000	30,278
5.375% 2/15/33	100,000	102,159
		1,837,581
TOTAL CONSUMER STAPLES		14,955,534
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 4.08% 12/15/47	172,000	139,689
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd.:
3.85% 6/1/27	558,000	534,450
4.95% 6/1/47	19,000	17,171
Cenovus Energy, Inc. 5.4% 6/15/47	124,000	115,281
Chevron Corp.:
1.141% 5/11/23	80,000	79,691
1.554% 5/11/25	80,000	75,441
1.995% 5/11/27	80,000	73,275
2.236% 5/11/30	80,000	70,735
2.978% 5/11/40	80,000	63,144
3.078% 5/11/50	80,000	60,550
Chevron U.S.A., Inc.:
3.85% 1/15/28	55,000	54,272
4.95% 8/15/47	30,000	28,955
ConocoPhillips Co.:
5.95% 3/15/46	86,000	94,746
6.5% 2/1/39	260,000	302,155
Devon Energy Corp. 5% 6/15/45	80,000	71,084
Eastern Gas Transmission & Storage, Inc. 3.9% 11/15/49	60,000	45,291
Enbridge Energy Partners LP 5.875% 10/15/25	76,000	77,342
Enbridge, Inc.:
5.5% 12/1/46	60,000	58,080
5.7% 3/8/33	220,000	228,832
Energy Transfer LP:
4.2% 9/15/23	30,000	29,890
4.5% 4/15/24	50,000	49,400
5% 5/15/50	160,000	136,565
5.8% 6/15/38	70,000	68,698
6% 6/15/48	356,000	340,179
6.25% 4/15/49	30,000	29,722
Enterprise Products Operating LP:
3.125% 7/31/29	70,000	64,128
3.95% 2/15/27	85,000	82,993
4.2% 1/31/50	418,000	354,649
4.25% 2/15/48	105,000	89,471
5.35% 1/31/33	100,000	103,609
EOG Resources, Inc. 4.375% 4/15/30	510,000	508,388
Equinor ASA:
3.125% 4/6/30	357,000	334,750
3.25% 11/18/49	160,000	123,319
3.625% 9/10/28	120,000	116,805
Exxon Mobil Corp.:
3.452% 4/15/51	330,000	262,752
4.227% 3/19/40	421,000	394,166
Hess Corp.:
4.3% 4/1/27	150,000	146,419
7.125% 3/15/33	130,000	144,120
Kinder Morgan Energy Partners LP:
5% 8/15/42	100,000	89,044
5% 3/1/43	215,000	188,074
Kinder Morgan, Inc.:
4.3% 3/1/28	112,000	110,053
5.2% 6/1/33	250,000	248,374
5.2% 3/1/48	30,000	26,849
Magellan Midstream Partners LP:
3.95% 3/1/50	75,000	56,654
5% 3/1/26	72,000	72,606
Marathon Oil Corp. 4.4% 7/15/27	240,000	232,528
Marathon Petroleum Corp.:
4.75% 9/15/44	21,000	18,093
5.125% 12/15/26	410,000	413,775
MPLX LP:
4.7% 4/15/48	28,000	23,510
4.8% 2/15/29	30,000	29,721
5.5% 2/15/49	310,000	288,343
ONEOK, Inc.:
4.45% 9/1/49	40,000	31,059
4.55% 7/15/28	59,000	57,075
6.1% 11/15/32	220,000	227,754
Ovintiv, Inc. 6.5% 2/1/38	50,000	49,874
Phillips 66 Co.:
3.15% 12/15/29 (b)	170,000	153,398
3.3% 3/15/52	140,000	98,962
3.9% 3/15/28	94,000	90,383
Pioneer Natural Resources Co.:
1.125% 1/15/26	230,000	209,018
1.9% 8/15/30	19,000	15,471
Sabine Pass Liquefaction LLC 4.5% 5/15/30	850,000	819,930
Shell International Finance BV:
3.125% 11/7/49	100,000	74,582
3.25% 4/6/50	100,000	76,244
3.75% 9/12/46	70,000	59,067
4.375% 5/11/45	293,000	270,292
Spectra Energy Partners LP 3.375% 10/15/26	158,000	149,683
Suncor Energy, Inc. 4% 11/15/47	179,000	143,064
Targa Resources Corp. 6.125% 3/15/33	250,000	258,879
The Williams Companies, Inc.:
3.75% 6/15/27	35,000	33,582
4.85% 3/1/48	83,000	73,283
5.4% 3/2/26	120,000	122,251
5.65% 3/15/33	60,000	61,963
Total Capital International SA 3.127% 5/29/50	220,000	163,092
TransCanada PipeLines Ltd.:
4.1% 4/15/30	190,000	178,169
7.625% 1/15/39	231,000	274,357
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	66,000	59,771
3.95% 5/15/50	180,000	143,103
Valero Energy Corp.:
2.85% 4/15/25	190,000	181,716
4.35% 6/1/28	20,000	19,569
		11,323,733
TOTAL ENERGY		11,463,422
FINANCIALS - 9.5%
Banks - 5.5%
Banco Santander SA:
1.849% 3/25/26	200,000	179,395
2.958% 3/25/31	200,000	164,419
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.290% 5.08% 1/20/27 (c)(d)	800,000	797,519
0.81% 10/24/24 (c)	500,000	485,939
0.981% 9/25/25 (c)	600,000	559,854
1.197% 10/24/26 (c)	924,000	829,829
2.651% 3/11/32 (c)	180,000	150,268
2.676% 6/19/41 (c)	100,000	70,679
2.687% 4/22/32 (c)	356,000	297,091
3.419% 12/20/28 (c)	220,000	204,405
3.458% 3/15/25 (c)	1,900,000	1,859,977
3.946% 1/23/49 (c)	23,000	18,633
3.97% 3/5/29 (c)	125,000	118,341
3.974% 2/7/30 (c)	60,000	56,081
4% 1/22/25	370,000	361,488
4.083% 3/20/51 (c)	220,000	180,393
4.271% 7/23/29 (c)	80,000	77,030
4.33% 3/15/50 (c)	60,000	51,417
5% 1/21/44	400,000	383,889
6.204% 11/10/28 (c)	500,000	522,691
Bank of Nova Scotia:
1.95% 2/2/27	100,000	90,241
3.4% 2/11/24	140,000	137,793
4.85% 2/1/30	120,000	118,522
Barclays PLC:
2.279% 11/24/27 (c)	400,000	351,299
2.852% 5/7/26 (c)	516,000	481,917
4.337% 1/10/28	200,000	190,450
5.088% 6/20/30 (c)	726,000	671,740
Canadian Imperial Bank of Commerce 3.6% 4/7/32	143,000	130,170
Citigroup, Inc.:
CME TERM SOFR 3 MONTH INDEX + 1.150% 3.52% 10/27/28 (c)(d)	205,000	191,627
2.976% 11/5/30 (c)	270,000	236,405
3.106% 4/8/26 (c)	500,000	478,018
3.29% 3/17/26 (c)	170,000	162,890
3.98% 3/20/30 (c)	160,000	149,110
4.65% 7/23/48	78,000	72,287
5.316% 3/26/41 (c)	617,000	611,706
5.875% 2/22/33	410,000	418,846
6.27% 11/17/33 (c)	100,000	108,150
Citizens Financial Group, Inc. 2.638% 9/30/32	78,000	55,917
Export-Import Bank of Korea 2.875% 1/21/25	350,000	338,254
Fifth Third Bancorp:
2.55% 5/5/27	200,000	172,380
6.361% 10/27/28 (c)	120,000	120,787
HSBC Holdings PLC:
4.292% 9/12/26 (c)	1,260,000	1,206,507
5.402% 8/11/33 (c)	250,000	247,101
6.8% 6/1/38	449,000	465,917
7.39% 11/3/28 (c)	220,000	234,153
Huntington Bancshares, Inc. 4.443% 8/4/28 (c)	70,000	64,210
ING Groep NV 2.727% 4/1/32 (c)	200,000	164,776
Japan Bank International Cooperation:
0.625% 7/15/25	750,000	688,432
1.25% 1/21/31	580,000	469,115
JPMorgan Chase & Co.:
0.653% 9/16/24 (c)	790,000	772,287
1.47% 9/22/27 (c)	390,000	343,944
1.578% 4/22/27 (c)	188,000	168,913
1.953% 2/4/32 (c)	250,000	201,125
2.083% 4/22/26 (c)	200,000	187,146
2.522% 4/22/31 (c)	150,000	128,230
2.545% 11/8/32 (c)	40,000	33,164
2.58% 4/22/32 (c)	189,000	159,072
2.739% 10/15/30 (c)	720,000	628,538
2.95% 10/1/26	224,000	211,543
2.956% 5/13/31 (c)	50,000	43,221
3.109% 4/22/51 (c)	100,000	70,774
3.54% 5/1/28 (c)	660,000	623,988
3.875% 9/10/24	240,000	235,906
3.882% 7/24/38 (c)	734,000	646,529
4.005% 4/23/29 (c)	43,000	41,091
4.203% 7/23/29 (c)	30,000	28,982
4.452% 12/5/29 (c)	200,000	194,262
4.95% 6/1/45	135,000	128,283
5.717% 9/14/33 (c)	120,000	122,923
Korea Development Bank 0.4% 6/19/24	300,000	284,435
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	194,519
4.582% 12/10/25	1,518,000	1,432,704
Mitsubishi UFJ Financial Group, Inc.:
2.193% 2/25/25	740,000	697,170
2.341% 1/19/28 (c)	210,000	188,573
3.287% 7/25/27	150,000	140,146
3.751% 7/18/39	290,000	248,697
3.777% 3/2/25	84,000	81,667
Mizuho Financial Group, Inc.:
0.849% 9/8/24 (c)	400,000	391,611
1.554% 7/9/27 (c)	285,000	251,614
2.226% 5/25/26 (c)	400,000	373,041
NatWest Group PLC:
3.073% 5/22/28 (c)	290,000	262,386
3.875% 9/12/23	220,000	217,424
5.847% 3/2/27 (c)	200,000	200,510
Oesterreichische Kontrollbank AG 0.375% 9/17/25	83,000	75,969
PNC Financial Services Group, Inc.:
1.15% 8/13/26	514,000	451,534
2.2% 11/1/24	70,000	66,550
5.354% 12/2/28 (c)	90,000	90,676
Rabobank Nederland New York Branch 0.375% 1/12/24	1,300,000	1,249,346
Royal Bank of Canada:
0.75% 10/7/24	480,000	450,000
2.55% 7/16/24	360,000	348,281
4.65% 1/27/26	55,000	54,192
6% 11/1/27	100,000	104,313
Santander Holdings U.S.A., Inc. 4.5% 7/17/25	82,000	78,326
Santander UK Group Holdings PLC 6.534% 1/10/29 (c)	200,000	203,339
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	400,000	366,284
2.174% 1/14/27	800,000	716,409
2.348% 1/15/25	200,000	189,599
2.75% 1/15/30	200,000	172,463
3.784% 3/9/26	640,000	619,078
3.936% 10/16/23	80,000	79,297
The Toronto-Dominion Bank:
1.95% 1/12/27	100,000	89,519
2.65% 6/12/24	510,000	495,773
5.156% 1/10/28	360,000	363,791
Truist Financial Corp.:
1.2% 8/5/25	700,000	629,301
1.267% 3/2/27 (c)	29,000	25,540
U.S. Bancorp:
1.375% 7/22/30	210,000	164,462
3.1% 4/27/26	240,000	222,947
Wells Fargo & Co.:
2.164% 2/11/26 (c)	310,000	291,604
2.188% 4/30/26 (c)	340,000	318,634
2.572% 2/11/31 (c)	690,000	584,732
3.068% 4/30/41 (c)	100,000	74,525
3.584% 5/22/28 (c)	82,000	77,257
3.75% 1/24/24	150,000	148,186
4.1% 6/3/26	1,194,000	1,155,588
4.75% 12/7/46	157,000	136,434
4.897% 7/25/33 (c)	130,000	126,896
5.013% 4/4/51 (c)	130,000	122,266
5.375% 2/7/35	100,000	100,707
Westpac Banking Corp.:
2.894% 2/4/30 (c)	590,000	553,276
4.11% 7/24/34 (c)	320,000	286,506
		37,416,076
Capital Markets - 1.6%
Ares Capital Corp. 2.15% 7/15/26	234,000	200,635
Bank of New York Mellon Corp.:
0.35% 12/7/23	1,100,000	1,059,099
1.8% 7/28/31	80,000	63,408
3.85% 4/28/28	27,000	26,028
4.543% 2/1/29 (c)	240,000	237,745
5.802% 10/25/28 (c)	110,000	114,590
BlackRock, Inc. 3.5% 3/18/24	470,000	463,142
Brookfield Finance, Inc. 2.724% 4/15/31	312,000	261,682
Charles Schwab Corp.:
2% 3/20/28	215,000	184,547
3.2% 3/2/27	350,000	322,920
Credit Suisse AG 0.495% 2/2/24	700,000	659,960
Credit Suisse Group AG 4.55% 4/17/26	250,000	230,625
Deutsche Bank AG 4.1% 1/13/26	200,000	181,175
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (c)	150,000	127,115
3.7% 5/30/24	200,000	189,837
3.729% 1/14/32 (c)	200,000	149,158
4.1% 1/13/26	200,000	181,148
Goldman Sachs Group, Inc.:
2.615% 4/22/32 (c)	255,000	212,412
3.691% 6/5/28 (c)	440,000	416,783
4.017% 10/31/38 (c)	887,000	766,682
4.223% 5/1/29 (c)	60,000	57,498
4.411% 4/23/39 (c)	100,000	89,985
4.75% 10/21/45	28,000	25,857
Intercontinental Exchange, Inc.:
1.85% 9/15/32	180,000	140,904
2.65% 9/15/40	80,000	57,852
3% 6/15/50	138,000	96,551
3.75% 9/21/28	50,000	47,864
4.6% 3/15/33	240,000	237,799
Jefferies Financial Group, Inc. 4.85% 1/15/27	100,000	97,640
Moody's Corp. 4.875% 12/17/48	123,000	114,588
Morgan Stanley:
3 month U.S. LIBOR + 1.430% 4.457% 4/22/39 (c)(d)	295,000	269,588
2.699% 1/22/31 (c)	230,000	198,077
3.591% 7/22/28 (c)	210,000	198,359
3.625% 1/20/27	96,000	92,394
3.772% 1/24/29 (c)	300,000	284,055
3.971% 7/22/38 (c)	120,000	105,808
4.375% 1/22/47	148,000	131,749
5.297% 4/20/37 (c)	140,000	131,978
5.597% 3/24/51 (c)	90,000	94,595
5.948% 1/19/38 (c)	80,000	79,553
6.342% 10/18/33 (c)	320,000	349,501
6.375% 7/24/42	190,000	214,305
NASDAQ, Inc. 2.5% 12/21/40	100,000	65,910
Nomura Holdings, Inc. 3.103% 1/16/30	623,000	527,597
Northern Trust Corp. 1.95% 5/1/30	220,000	183,439
S&P Global, Inc.:
2.3% 8/15/60	100,000	57,856
2.45% 3/1/27	590,000	553,316
4.75% 8/1/28	140,000	142,048
State Street Corp.:
1.684% 11/18/27 (c)	204,000	181,792
4.821% 1/26/34 (c)	100,000	99,449
		10,976,598
Consumer Finance - 0.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	250,000	224,428
2.875% 8/14/24	150,000	143,300
3.85% 10/29/41	150,000	114,718
4.45% 4/3/26	150,000	144,067
4.5% 9/15/23	150,000	148,566
4.625% 10/15/27	220,000	212,666
4.875% 1/16/24	150,000	148,296
Ally Financial, Inc.:
3.05% 6/5/23	120,000	118,876
5.125% 9/30/24	290,000	280,592
5.8% 5/1/25	250,000	241,323
American Express Co.:
2.5% 7/30/24	219,000	211,480
2.55% 3/4/27	100,000	92,310
3.3% 5/3/27	30,000	28,500
4.05% 12/3/42	160,000	147,624
Capital One Financial Corp.:
3.8% 1/31/28	251,000	230,166
5.817% 2/1/34 (c)	150,000	144,948
John Deere Capital Corp.:
2.6% 3/7/24	60,000	58,715
2.8% 7/18/29	220,000	201,009
3.65% 10/12/23	290,000	287,619
Synchrony Financial:
3.95% 12/1/27	150,000	127,042
4.375% 3/19/24	45,000	43,250
5.15% 3/19/29	159,000	139,770
Toyota Motor Credit Corp.:
0.5% 8/14/23	280,000	275,088
2.25% 10/18/23	113,000	111,432
3% 4/1/25	580,000	561,962
5.45% 11/10/27	380,000	394,715
		4,832,462
Diversified Financial Services - 0.7%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	195,316
Aon Corp. / Aon Global Holdings PLC 5.35% 2/28/33	200,000	207,161
Berkshire Hathaway, Inc. 4.5% 2/11/43	33,000	31,586
Blackstone Private Credit Fund:
2.7% 1/15/25	160,000	147,322
4.7% 3/24/25	180,000	172,419
BP Capital Markets America, Inc. 3% 2/24/50	240,000	169,865
Brixmor Operating Partnership LP:
4.05% 7/1/30	41,000	37,015
4.125% 5/15/29	19,000	17,389
Corebridge Financial, Inc. 6.875% 12/15/52 (b)(c)	100,000	89,145
DH Europe Finance II SARL:
2.2% 11/15/24	70,000	67,198
2.6% 11/15/29	80,000	71,565
3.4% 11/15/49	50,000	39,542
Equitable Holdings, Inc. 4.35% 4/20/28	360,000	345,767
Fedex Corp. 2020-1 Class AA pass-thru Trust equipment trust certificate 1.875% 8/20/35	33,786	28,432
Japan International Cooperation Agency 1.75% 4/28/31	200,000	165,619
KfW:
0.25% 10/19/23	300,000	292,533
0.375% 7/18/25	2,072,000	1,908,157
2.625% 2/28/24	400,000	392,398
2.875% 4/3/28	14,000	13,465
Landwirtschaftliche Rentenbank 3.125% 11/14/23	80,000	79,193
National Rural Utilities Cooperative Finance Corp.:
4.15% 12/15/32	170,000	161,697
5.8% 1/15/33	60,000	63,881
		4,696,665
Financial Services - 0.4%
Fidelity National Information Services, Inc.:
1.15% 3/1/26	246,000	218,873
2.25% 3/1/31	200,000	159,917
Fiserv, Inc.:
2.75% 7/1/24	440,000	426,921
3.5% 7/1/29	80,000	74,255
4.4% 7/1/49	240,000	205,051
Global Payments, Inc.:
1.2% 3/1/26	346,000	307,741
5.4% 8/15/32	140,000	137,267
MasterCard, Inc.:
2% 11/18/31	240,000	202,494
2.95% 6/1/29	50,000	46,346
3.3% 3/26/27	38,000	36,854
3.35% 3/26/30	53,000	50,411
3.85% 3/26/50	115,000	101,952
PayPal Holdings, Inc.:
1.65% 6/1/25	70,000	65,712
2.3% 6/1/30	120,000	102,753
The Western Union Co. 2.85% 1/10/25	70,000	66,809
Visa, Inc.:
1.1% 2/15/31	250,000	199,571
2.05% 4/15/30	350,000	305,110
2.7% 4/15/40	150,000	119,124
4.15% 12/14/35	38,000	37,359
		2,864,520
Insurance - 0.6%
ACE INA Holdings, Inc.:
1.375% 9/15/30	350,000	283,100
4.35% 11/3/45	128,000	117,830
AFLAC, Inc. 3.6% 4/1/30	224,000	210,725
Allstate Corp.:
1.45% 12/15/30	110,000	85,557
5.55% 5/9/35	156,000	161,711
American International Group, Inc.:
2.5% 6/30/25	30,000	28,379
4.25% 3/15/29	100,000	95,546
4.375% 6/30/50	240,000	204,957
4.5% 7/16/44	25,000	21,781
4.75% 4/1/48	100,000	89,753
5.75% 4/1/48 (c)	280,000	256,844
Aon Corp. 3.75% 5/2/29	120,000	114,676
Arthur J. Gallagher & Co. 5.75% 3/2/53	45,000	45,108
Athene Holding Ltd. 6.65% 2/1/33	100,000	101,500
Baylor Scott & White Holdings Series 2021, 2.839% 11/15/50	120,000	80,925
Berkshire Hathaway Finance Corp.:
1.45% 10/15/30	120,000	98,486
2.85% 10/15/50	220,000	155,173
4.2% 8/15/48	243,000	221,460
Brighthouse Financial, Inc. 4.7% 6/22/47	28,000	20,455
Hartford Financial Services Group, Inc. 4.4% 3/15/48	70,000	60,440
Lincoln National Corp. 4.35% 3/1/48	160,000	122,097
Marsh & McLennan Companies, Inc.:
4.2% 3/1/48	110,000	94,382
4.9% 3/15/49	50,000	47,715
5.75% 11/1/32	100,000	107,341
MetLife, Inc.:
4.05% 3/1/45	18,000	15,072
4.55% 3/23/30	600,000	592,762
4.875% 11/13/43	100,000	93,640
Progressive Corp. 4.2% 3/15/48	135,000	117,526
Prudential Financial, Inc.:
3.878% 3/27/28	23,000	22,273
3.935% 12/7/49	38,000	30,057
4.35% 2/25/50	285,000	243,878
5.125% 3/1/52 (c)	50,000	44,055
6% 9/1/52 (c)	40,000	37,512
The Travelers Companies, Inc.:
2.55% 4/27/50	200,000	130,833
4% 5/30/47	32,000	27,435
Willis Group North America, Inc. 2.95% 9/15/29	170,000	149,742
		4,330,726
TOTAL FINANCIALS		65,117,047
HEALTH CARE - 2.7%
Biotechnology - 0.4%
AbbVie, Inc.:
2.6% 11/21/24	60,000	57,907
2.95% 11/21/26	50,000	47,574
3.2% 11/21/29	80,000	74,242
3.8% 3/15/25	61,000	60,005
4.05% 11/21/39	50,000	44,662
4.25% 11/21/49	390,000	344,166
4.3% 5/14/36	40,000	37,599
4.55% 3/15/35	80,000	78,221
4.7% 5/14/45	120,000	112,443
4.875% 11/14/48	100,000	96,275
Amgen, Inc.:
3.15% 2/21/40	410,000	321,599
3.2% 11/2/27	56,000	52,945
3.375% 2/21/50	110,000	82,650
4.2% 3/1/33	260,000	249,217
4.4% 5/1/45	102,000	90,062
4.875% 3/1/53	50,000	46,796
5.15% 3/2/28	200,000	204,204
5.25% 3/2/33	100,000	102,740
5.65% 3/2/53	182,000	189,408
Biogen, Inc. 3.25% 2/15/51	270,000	191,164
Gilead Sciences, Inc.:
2.8% 10/1/50	180,000	124,271
4% 9/1/36	40,000	36,993
4.15% 3/1/47	60,000	52,756
4.5% 2/1/45	311,000	289,444
		2,987,343
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories:
3.875% 9/15/25	240,000	236,985
4.9% 11/30/46	20,000	20,567
Baxter International, Inc.:
1.915% 2/1/27	180,000	161,058
2.539% 2/1/32	180,000	146,547
Becton, Dickinson & Co.:
2.823% 5/20/30	150,000	133,841
3.7% 6/6/27	52,000	50,240
4.669% 6/6/47	130,000	121,540
Boston Scientific Corp.:
3.75% 3/1/26	120,000	116,838
4% 3/1/29	100,000	95,204
4.7% 3/1/49	140,000	133,085
GE Healthcare Holding LLC 5.905% 11/22/32 (b)	140,000	149,075
Medtronic, Inc. 4.625% 3/15/45	168,000	164,944
Stryker Corp. 2.9% 6/15/50	100,000	70,733
		1,600,657
Health Care Providers & Services - 1.3%
Aetna, Inc.:
2.8% 6/15/23	110,000	109,476
4.75% 3/15/44	60,000	54,644
AHS Hospital Corp. 2.78% 7/1/51	250,000	169,228
Allina Health System, Inc. 3.887% 4/15/49	20,000	16,265
Banner Health 2.913% 1/1/51	100,000	67,669
Baptist Healthcare System Obli 3.54% 8/15/50	100,000	75,358
Bon Secours Mercy Health, Inc. 2.095% 6/1/31	71,000	57,547
Cardinal Health, Inc. 3.41% 6/15/27	67,000	63,522
Centene Corp.:
2.625% 8/1/31	130,000	104,888
3.375% 2/15/30	260,000	226,835
Children's Hospital of Philadelphia 2.704% 7/1/50	79,000	51,958
Cigna Group:
3.75% 7/15/23	10,000	9,951
4.125% 11/15/25	25,000	24,593
4.375% 10/15/28	30,000	29,561
4.5% 2/25/26	74,000	73,646
4.8% 8/15/38	80,000	77,526
4.8% 7/15/46	465,000	427,688
4.9% 12/15/48	30,000	28,231
CommonSpirit Health:
2.76% 10/1/24	740,000	717,211
3.91% 10/1/50	125,000	96,828
CVS Health Corp.:
2.7% 8/21/40	467,000	333,982
3% 8/15/26	20,000	19,084
3.25% 8/15/29	195,000	178,334
3.75% 4/1/30	380,000	355,488
4.1% 3/25/25	32,000	31,724
4.25% 4/1/50	37,000	30,917
4.3% 3/25/28	264,000	259,260
5.05% 3/25/48	131,000	122,551
5.25% 2/21/33	150,000	153,050
Elevance Health, Inc.:
3.35% 12/1/24	89,000	86,888
3.65% 12/1/27	320,000	309,227
4.101% 3/1/28	50,000	48,950
4.375% 12/1/47	175,000	155,811
4.55% 3/1/48	120,000	109,254
Franciscan Missionaries of Our Lady Health System, Inc. 3.914% 7/1/49	120,000	93,155
HCA Holdings, Inc.:
4.5% 2/15/27	1,013,000	989,138
5.25% 6/15/49	100,000	90,175
Humana, Inc. 3.95% 3/15/27	445,000	430,715
INTEGRIS Baptist Medical Center, Inc. 3.875% 8/15/50	83,000	64,164
Kaiser Foundation Hospitals:
2.81% 6/1/41	63,000	46,104
3.266% 11/1/49	80,000	59,687
4.15% 5/1/47	30,000	26,472
MidMichigan Health 3.409% 6/1/50	33,000	23,801
Novant Health, Inc. 3.168% 11/1/51	105,000	75,833
Orlando Health Obligated Group 3.327% 10/1/50	57,000	41,310
Piedmont Healthcare, Inc. 2.719% 1/1/42	37,000	25,600
Providence St. Joseph Health Obligated Group 2.7% 10/1/51	130,000	78,983
Sutter Health 3.361% 8/15/50	130,000	94,952
Trinity Health Corp. 2.632% 12/1/40	50,000	35,716
UnitedHealth Group, Inc.:
1.15% 5/15/26	180,000	163,665
1.25% 1/15/26	81,000	74,335
2.375% 8/15/24	90,000	87,139
2.9% 5/15/50	120,000	84,999
3.05% 5/15/41	230,000	181,291
3.5% 8/15/39	772,000	657,005
3.7% 8/15/49	40,000	32,615
3.75% 10/15/47	30,000	25,177
4.25% 1/15/29	100,000	99,262
4.45% 12/15/48	102,000	94,522
5.05% 4/15/53	100,000	101,079
5.25% 2/15/28	90,000	93,584
5.35% 2/15/33	90,000	95,651
West Virginia University Health System Obligated Group 3.129% 6/1/50	70,000	47,139
		8,690,413
Life Sciences Tools & Services - 0.0%
PerkinElmer, Inc. 2.25% 9/15/31	90,000	72,066
Pharmaceuticals - 0.8%
AstraZeneca Finance LLC:
1.2% 5/28/26	290,000	264,089
2.25% 5/28/31	290,000	249,501
4.875% 3/3/33	110,000	113,467
AstraZeneca PLC:
4.375% 11/16/45	45,000	43,245
4.375% 8/17/48	50,000	47,476
Bristol-Myers Squibb Co.:
2.9% 7/26/24	70,000	68,622
4.125% 6/15/39	100,000	93,084
4.55% 2/20/48	42,000	39,685
Eli Lilly & Co.:
2.25% 5/15/50	200,000	132,252
4.875% 2/27/53	50,000	51,700
GlaxoSmithKline Capital, Inc. 3.875% 5/15/28	130,000	127,520
GSK Consumer Healthcare Capital U.S. LLC 3.625% 3/24/32	250,000	227,048
Johnson & Johnson:
1.3% 9/1/30	110,000	92,072
2.1% 9/1/40	220,000	159,551
2.45% 3/1/26	760,000	730,177
2.45% 9/1/60	110,000	72,454
3.4% 1/15/38	116,000	104,214
3.55% 3/1/36	110,000	101,971
Merck & Co., Inc.:
3.7% 2/10/45	45,000	39,132
4.15% 5/18/43	266,000	249,026
Mylan NV 4.55% 4/15/28	20,000	19,184
Novartis Capital Corp.:
1.75% 2/14/25	100,000	95,369
2% 2/14/27	320,000	295,191
2.75% 8/14/50	50,000	36,988
3% 11/20/25	460,000	445,472
3.1% 5/17/27	90,000	86,609
4% 11/20/45	35,000	32,171
Pfizer, Inc.:
2.55% 5/28/40	125,000	93,931
2.7% 5/28/50	380,000	271,546
3.45% 3/15/29	70,000	67,654
4% 12/15/36	36,000	34,612
Shire Acquisitions Investments Ireland DAC 3.2% 9/23/26	110,000	104,652
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30	200,000	168,879
3.025% 7/9/40	272,000	207,508
Viatris, Inc.:
2.7% 6/22/30	100,000	81,277
4% 6/22/50	100,000	65,753
Zoetis, Inc. 4.45% 8/20/48	60,000	54,573
		5,167,655
TOTAL HEALTH CARE		18,518,134
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.5%
General Dynamics Corp.:
2.125% 8/15/26	160,000	149,813
3.375% 5/15/23	81,000	80,834
4.25% 4/1/50	50,000	46,769
Lockheed Martin Corp.:
4.09% 9/15/52	70,000	63,325
4.7% 5/15/46	28,000	27,767
5.9% 11/15/63	100,000	117,165
Northrop Grumman Corp.:
3.25% 1/15/28	80,000	76,013
4.03% 10/15/47	106,000	92,296
5.25% 5/1/50	120,000	124,251
Raytheon Technologies Corp.:
3.65% 8/16/23	4,000	3,967
3.75% 11/1/46	30,000	24,795
4.05% 5/4/47	18,000	15,584
4.125% 11/16/28	260,000	256,260
4.35% 4/15/47	50,000	45,283
4.45% 11/16/38	370,000	351,015
5.15% 2/27/33	240,000	249,769
The Boeing Co.:
3.2% 3/1/29	126,000	115,104
4.875% 5/1/25	660,000	658,737
5.705% 5/1/40	836,000	845,704
5.805% 5/1/50	130,000	130,867
		3,475,318
Air Freight & Logistics - 0.1%
FedEx Corp.:
4.05% 2/15/48	150,000	121,752
4.25% 5/15/30	175,000	170,683
4.9% 1/15/34	130,000	129,858
4.95% 10/17/48	102,000	95,605
United Parcel Service, Inc.:
2.8% 11/15/24	88,000	85,482
5.3% 4/1/50	170,000	182,075
		785,455
Airlines - 0.1%
Southwest Airlines Co. 5.125% 6/15/27	595,000	593,294
United Airlines pass-thru trust equipment trust certificate 3.1% 1/7/30	195,191	175,772
		769,066
Building Products - 0.1%
Carrier Global Corp.:
2.493% 2/15/27	50,000	46,456
2.722% 2/15/30	100,000	87,488
3.377% 4/5/40	195,000	155,007
3.577% 4/5/50	50,000	37,847
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 4.9% 12/1/32	150,000	152,189
Masco Corp.:
2% 2/15/31	103,000	82,441
3.125% 2/15/51	52,000	34,414
		595,842
Commercial Services & Supplies - 0.1%
Republic Services, Inc.:
1.45% 2/15/31	500,000	397,712
3.95% 5/15/28	28,000	27,223
		424,935
Industrial Conglomerates - 0.2%
3M Co.:
2.375% 8/26/29	177,000	156,460
2.65% 4/15/25	24,000	23,004
3% 8/7/25	310,000	298,011
3.05% 4/15/30	19,000	17,375
3.7% 4/15/50	24,000	19,646
General Electric Co. 4.35% 5/1/50	489,000	425,564
Honeywell International, Inc.:
2.8% 6/1/50	150,000	112,464
3.812% 11/21/47	20,000	17,460
		1,069,984
Machinery - 0.3%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	170,000	166,531
1.1% 9/14/27	530,000	465,647
3.45% 5/15/23	182,000	181,714
3.65% 12/7/23	310,000	307,449
Caterpillar, Inc. 3.25% 9/19/49	110,000	87,460
Deere & Co. 2.875% 9/7/49	130,000	97,961
Ingersoll-Rand Luxembourg Finance SA 3.8% 3/21/29	125,000	118,368
Otis Worldwide Corp.:
2.056% 4/5/25	48,000	45,313
2.565% 2/15/30	70,000	61,385
3.362% 2/15/50	50,000	37,105
Parker Hannifin Corp. 4% 6/14/49	110,000	93,783
Stanley Black & Decker, Inc. 2.75% 11/15/50	150,000	88,933
		1,751,649
Professional Services - 0.0%
Thomson Reuters Corp. 3.35% 5/15/26	76,000	72,729
Road & Rail - 0.4%
Burlington Northern Santa Fe LLC:
3% 4/1/25	280,000	272,004
3.05% 2/15/51	211,000	153,585
3.25% 6/15/27	30,000	28,943
4.05% 6/15/48	207,000	181,190
4.45% 3/15/43	100,000	92,639
Canadian National Railway Co. 2.45% 5/1/50	210,000	136,791
Canadian Pacific Railway Co.:
1.75% 12/2/26	140,000	126,901
2.45% 12/2/31	140,000	121,200
3.1% 12/2/51	140,000	100,113
CSX Corp.:
4.3% 3/1/48	140,000	123,959
4.5% 3/15/49	160,000	145,309
4.75% 11/15/48	70,000	65,463
Norfolk Southern Corp.:
3.8% 8/1/28	63,000	60,619
4.05% 8/15/52	90,000	74,184
4.15% 2/28/48	38,000	32,199
4.45% 3/1/33	150,000	145,865
Union Pacific Corp.:
2.75% 3/1/26	160,000	152,688
2.891% 4/6/36	79,000	65,209
2.973% 9/16/62	290,000	191,767
3.25% 2/5/50	50,000	38,000
3.5% 6/8/23	270,000	269,198
3.6% 9/15/37	38,000	33,412
3.839% 3/20/60	70,000	56,671
5.15% 1/20/63	120,000	120,718
		2,788,627
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.875% 1/15/26	120,000	111,862
3.25% 3/1/25	88,000	84,516
3.75% 6/1/26	158,000	149,333
3.875% 7/3/23	526,000	523,525
4.25% 2/1/24	170,000	167,168
		1,036,404
TOTAL INDUSTRIALS		12,770,009
INFORMATION TECHNOLOGY - 1.9%
Electronic Equipment & Components - 0.2%
Amphenol Corp. 3.2% 4/1/24	730,000	715,293
Corning, Inc. 5.35% 11/15/48	10,000	9,813
Dell International LLC/EMC Corp.:
5.3% 10/1/29	390,000	392,941
8.1% 7/15/36	80,000	93,326
8.35% 7/15/46	187,000	227,800
		1,439,173
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	150,000	134,928
IBM Corp.:
1.95% 5/15/30	175,000	146,206
2.95% 5/15/50	175,000	118,092
3.5% 5/15/29	843,000	791,940
		1,191,166
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	130,000	99,243
Applied Materials, Inc. 4.35% 4/1/47	28,000	26,321
Broadcom Corp./Broadcom Cayman LP 3.5% 1/15/28	1,324,000	1,242,133
Broadcom, Inc.:
3.419% 4/15/33 (b)	82,000	68,610
4.3% 11/15/32	250,000	230,335
4.75% 4/15/29	50,000	49,364
5% 4/15/30	50,000	49,674
Intel Corp.:
3.25% 11/15/49	110,000	78,260
3.734% 12/8/47	617,000	489,657
4.875% 2/10/28	100,000	101,608
5.2% 2/10/33	550,000	560,170
Lam Research Corp. 2.875% 6/15/50	150,000	105,857
Micron Technology, Inc. 4.663% 2/15/30	230,000	220,824
NVIDIA Corp.:
2% 6/15/31	216,000	181,729
2.85% 4/1/30	100,000	91,048
3.5% 4/1/40	50,000	42,931
3.5% 4/1/50	50,000	40,933
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.65% 2/15/32	270,000	220,438
Qualcomm, Inc.:
1.65% 5/20/32	54,000	43,758
5.4% 5/20/33	250,000	268,375
6% 5/20/53	120,000	136,337
Texas Instruments, Inc. 4.15% 5/15/48	70,000	65,096
		4,412,701
Software - 0.5%
Microsoft Corp.:
2.525% 6/1/50	326,000	230,672
2.921% 3/17/52	534,000	405,932
3.3% 2/6/27	115,000	112,817
3.45% 8/8/36	31,000	28,679
Oracle Corp.:
1.65% 3/25/26	207,000	190,168
2.5% 4/1/25	80,000	76,602
2.95% 4/1/30	150,000	132,443
3.25% 11/15/27	96,000	90,238
3.6% 4/1/50	300,000	212,788
3.8% 11/15/37	110,000	91,326
3.85% 4/1/60	80,000	55,811
3.9% 5/15/35	220,000	192,153
4% 11/15/47	187,000	142,636
4.9% 2/6/33	250,000	244,867
5.375% 7/15/40	641,000	613,689
Roper Technologies, Inc.:
1% 9/15/25	50,000	45,714
1.4% 9/15/27	50,000	43,353
1.75% 2/15/31	50,000	39,967
2% 6/30/30	330,000	271,824
Salesforce, Inc. 2.7% 7/15/41	110,000	82,635
		3,304,314
Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.:
1.125% 5/11/25	772,000	724,564
1.2% 2/8/28	440,000	386,939
1.25% 8/20/30	50,000	40,942
2.375% 2/8/41	330,000	247,042
2.55% 8/20/60	200,000	131,992
2.95% 9/11/49	240,000	181,219
3% 11/13/27	96,000	92,211
3.75% 11/13/47	57,000	49,954
3.85% 5/4/43	369,000	335,309
4.5% 2/23/36	90,000	92,929
HP, Inc.:
2.2% 6/17/25	160,000	150,805
4.2% 4/15/32	110,000	99,154
		2,533,060
TOTAL INFORMATION TECHNOLOGY		12,880,414
MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	100,000	93,021
2.05% 5/15/30	60,000	51,766
2.7% 5/15/40	60,000	46,053
2.8% 5/15/50	100,000	71,777
DuPont de Nemours, Inc.:
4.725% 11/15/28	35,000	35,323
5.319% 11/15/38	679,000	683,557
Eastman Chemical Co. 4.5% 12/1/28	174,000	170,667
Ecolab, Inc. 1.3% 1/30/31	300,000	237,946
LYB International Finance II BV 3.5% 3/2/27	166,000	158,693
LYB International Finance III LLC:
3.375% 10/1/40	20,000	14,807
3.625% 4/1/51	120,000	85,296
4.2% 10/15/49	100,000	78,140
Nutrien Ltd.:
4.2% 4/1/29	13,000	12,521
5% 4/1/49	103,000	94,535
Sherwin-Williams Co.:
3.45% 6/1/27	290,000	277,501
3.8% 8/15/49	80,000	62,147
4.5% 6/1/47	50,000	44,103
The Dow Chemical Co.:
2.1% 11/15/30	250,000	208,580
3.6% 11/15/50	150,000	112,109
4.8% 5/15/49	50,000	44,407
7.375% 11/1/29	46,000	52,853
The Mosaic Co. 4.05% 11/15/27	90,000	86,849
Westlake Corp. 3.6% 8/15/26	625,000	597,322
		3,319,973
Containers & Packaging - 0.1%
International Paper Co. 4.8% 6/15/44	155,000	141,737
WRKCo, Inc. 4.65% 3/15/26	290,000	287,131
		428,868
Metals & Mining - 0.1%
Barrick Gold Corp. 5.25% 4/1/42	163,000	162,275
BHP Billiton Financial (U.S.A.) Ltd. 5% 9/30/43	176,000	178,249
Newmont Corp.:
2.25% 10/1/30	100,000	84,007
2.8% 10/1/29	100,000	88,428
5.45% 6/9/44	80,000	79,808
Rio Tinto Finance (U.S.A.) Ltd.:
2.75% 11/2/51	100,000	68,938
5.2% 11/2/40	120,000	123,493
Southern Copper Corp. 5.875% 4/23/45	30,000	30,980
Vale Overseas Ltd. 3.75% 7/8/30	300,000	267,825
		1,084,003
Paper & Forest Products - 0.0%
Suzano Austria GmbH 2.5% 9/15/28	298,000	254,008
TOTAL MATERIALS		5,086,852
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
Alexandria Real Estate Equities, Inc.:
2% 5/18/32	125,000	96,177
3% 5/18/51	125,000	77,538
4.85% 4/15/49	90,000	78,032
American Tower Corp.:
2.1% 6/15/30	160,000	130,724
3.1% 6/15/50	160,000	105,023
3.6% 1/15/28	32,000	30,023
3.8% 8/15/29	70,000	65,054
AvalonBay Communities, Inc.:
2.3% 3/1/30	130,000	110,297
3.2% 1/15/28	63,000	58,705
Boston Properties, Inc.:
3.65% 2/1/26	100,000	91,382
6.75% 12/1/27	180,000	178,099
Corporate Office Properties LP 2.75% 4/15/31	50,000	37,044
Crown Castle International Corp.:
1.35% 7/15/25	79,000	72,788
2.25% 1/15/31	100,000	82,878
3.25% 1/15/51	40,000	27,538
3.7% 6/15/26	100,000	96,406
ERP Operating LP:
3.5% 3/1/28	61,000	57,258
4.15% 12/1/28	330,000	318,065
Healthpeak Op LLC 3% 1/15/30	140,000	122,758
Kimco Realty Op LLC:
1.9% 3/1/28	570,000	487,915
3.3% 2/1/25	180,000	173,056
National Retail Properties, Inc. 3% 4/15/52	100,000	62,493
Omega Healthcare Investors, Inc. 5.25% 1/15/26	230,000	225,918
Prologis LP:
1.75% 2/1/31	370,000	299,123
3% 4/15/50	145,000	100,467
Realty Income Corp.:
3.25% 1/15/31	220,000	193,795
3.4% 1/15/28	230,000	215,986
Simon Property Group LP:
2.65% 7/15/30	125,000	105,748
3.375% 12/1/27	935,000	872,481
UDR, Inc. 2.1% 6/15/33	80,000	60,163
Ventas Realty LP:
4.4% 1/15/29	40,000	37,889
4.875% 4/15/49	160,000	138,928
VICI Properties LP:
4.75% 2/15/28	70,000	66,353
5.125% 5/15/32	70,000	65,950
Welltower Op LLC 4.95% 9/1/48	76,000	64,911
		5,006,965
Real Estate Management & Development - 0.0%
Essex Portfolio LP 2.65% 3/15/32	170,000	138,638
TOTAL REAL ESTATE		5,145,603
UTILITIES - 1.9%
Electric Utilities - 1.3%
AEP Transmission Co. LLC 5.4% 3/15/53	160,000	166,659
Alabama Power Co. 6% 3/1/39	180,000	191,203
Appalachian Power Co.:
3.3% 6/1/27	110,000	103,976
4.45% 6/1/45	18,000	15,320
4.5% 3/1/49	90,000	77,639
Arizona Public Service Co. 2.95% 9/15/27	68,000	62,943
Baltimore Gas & Electric Co.:
2.9% 6/15/50	200,000	137,497
3.2% 9/15/49	150,000	110,075
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	250,000	190,388
Commonwealth Edison Co.:
4% 3/1/48	42,000	35,674
4.9% 2/1/33	110,000	112,064
DTE Electric Co. 5.4% 4/1/53	110,000	115,244
Duke Energy Carolinas LLC:
2.45% 8/15/29	190,000	165,892
3.95% 3/15/48	31,000	25,799
4.25% 12/15/41	341,000	302,286
Duke Energy Corp.:
2.45% 6/1/30	182,000	155,102
3.75% 9/1/46	80,000	62,144
3.95% 8/15/47	250,000	198,412
4.2% 6/15/49	90,000	73,592
Duke Energy Florida LLC 6.35% 9/15/37	110,000	122,584
Duke Energy Progress LLC 3.7% 10/15/46	170,000	132,315
Entergy Corp. 0.9% 9/15/25	400,000	360,142
Entergy Louisiana LLC 3.1% 6/15/41	110,000	85,179
Entergy, Inc.:
3.55% 9/30/49	29,000	22,080
5.15% 1/15/33	110,000	112,976
Eversource Energy:
2.55% 3/15/31	120,000	102,120
3.3% 1/15/28	62,000	58,133
3.45% 1/15/50	60,000	45,425
Exelon Corp.:
3.4% 4/15/26	150,000	144,126
4.05% 4/15/30	150,000	143,105
4.45% 4/15/46	144,000	123,885
FirstEnergy Corp.:
1.6% 1/15/26	85,000	77,588
5.1% 7/15/47	140,000	124,169
Florida Power & Light Co.:
2.85% 4/1/25	317,000	307,308
2.875% 12/4/51	150,000	105,261
4.125% 6/1/48	26,000	22,780
Interstate Power and Light Co. 2.3% 6/1/30	93,000	77,788
Kentucky Utilities Co. 5.125% 11/1/40	100,000	98,114
MidAmerican Energy Co.:
3.65% 4/15/29	190,000	181,222
3.65% 8/1/48	30,000	24,278
NextEra Energy Capital Holdings, Inc.:
1.875% 1/15/27	500,000	451,995
2.44% 1/15/32	500,000	414,655
3.5% 4/1/29	140,000	131,536
Northern States Power Co.:
2.9% 3/1/50	80,000	56,497
3.6% 9/15/47	50,000	40,174
NSTAR Electric Co. 4.95% 9/15/52	50,000	49,297
Oncor Electric Delivery Co. LLC:
3.1% 9/15/49	100,000	73,566
3.75% 4/1/45	120,000	100,409
Pacific Gas & Electric Co. 3.5% 8/1/50	682,000	449,986
PacifiCorp 6% 1/15/39	235,000	255,437
PECO Energy Co. 3.9% 3/1/48	96,000	80,987
PG&E Wildfire Recovery:
5.099% 6/1/54	50,000	50,891
5.212% 12/1/49	160,000	164,023
PPL Capital Funding, Inc. 4% 9/15/47	20,000	14,908
PPL Electric Utilities Corp. 3% 10/1/49	100,000	71,980
Public Service Co. of Colorado:
3.7% 6/15/28	87,000	84,084
6.25% 9/1/37	182,000	203,135
Public Service Electric & Gas Co.:
2.45% 1/15/30	70,000	61,140
2.7% 5/1/50	100,000	67,688
3.15% 1/1/50	70,000	52,233
3.6% 12/1/47	44,000	35,331
Puget Sound Energy, Inc. 4.223% 6/15/48	45,000	38,934
Southern California Edison Co. 4% 4/1/47	562,000	461,505
Southern Co. 3.25% 7/1/26	352,000	335,626
Southwestern Electric Power Co. 3.85% 2/1/48	190,000	146,162
Tampa Electric Co. 4.45% 6/15/49	100,000	87,168
Union Electric Co. 5.45% 3/15/53	100,000	104,530
Virginia Electric & Power Co.:
3.3% 12/1/49	60,000	44,197
3.8% 9/15/47	50,000	39,906
4.6% 12/1/48	52,000	47,127
Xcel Energy, Inc.:
3.4% 6/1/30	63,000	57,519
4% 6/15/28	76,000	73,846
		9,118,959
Gas Utilities - 0.1%
Atmos Energy Corp. 5.45% 10/15/32	180,000	190,083
Dominion Gas Holdings LLC 2.5% 11/15/24	50,000	48,169
Southern Co. Gas Capital Corp. 3.95% 10/1/46	308,000	238,611
Southwest Gas Corp. 5.45% 3/23/28	76,000	76,716
		553,579
Independent Power and Renewable Electricity Producers - 0.1%
Constellation Energy Generation, LLC 5.8% 3/1/33	130,000	134,081
Southern Power Co. 4.95% 12/15/46	80,000	72,002
		206,083
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co.:
4.25% 10/15/50	290,000	249,333
4.45% 1/15/49	54,000	48,592
CenterPoint Energy, Inc. 3.7% 9/1/49	80,000	61,002
Consolidated Edison Co. of New York, Inc.:
3.95% 4/1/50	130,000	107,564
4.65% 12/1/48	50,000	45,728
5.2% 3/1/33	100,000	103,132
5.5% 12/1/39	256,000	258,321
Dominion Energy, Inc.:
3.375% 4/1/30	720,000	654,423
4.6% 3/15/49	50,000	43,652
4.7% 12/1/44	26,000	23,169
7% 6/15/38	130,000	147,567
NiSource, Inc.:
0.95% 8/15/25	280,000	254,729
2.95% 9/1/29	190,000	168,849
3.49% 5/15/27	50,000	47,399
3.95% 3/30/48	46,000	37,130
5.25% 2/15/43	156,000	154,996
Puget Energy, Inc. 4.1% 6/15/30	200,000	184,671
Sempra Energy 6% 10/15/39	274,000	288,689
		2,878,946
Water Utilities - 0.0%
American Water Capital Corp. 3.75% 9/1/47	240,000	193,271
TOTAL UTILITIES		12,950,838
TOTAL NONCONVERTIBLE BONDS (Cost $210,805,370)		183,149,722

U.S. Government and Government Agency Obligations - 40.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	95,000	86,976
0.5% 6/17/25	2,248,000	2,077,402
0.625% 4/22/25	258,000	239,878
0.875% 8/5/30	339,000	276,734
1.75% 7/2/24	100,000	96,480
1.875% 9/24/26	60,000	56,141
Federal Farm Credit Bank 1.4% 3/10/28	900,000	798,566
Federal Home Loan Bank:
0.375% 9/4/25	160,000	146,989
0.79% 2/25/26	750,000	682,595
1.5% 8/15/24	100,000	95,987
Freddie Mac:
0.25% 8/24/23	500,000	491,117
0.375% 7/21/25	448,000	412,174
0.375% 9/23/25	231,000	211,043
6.25% 7/15/32	360,000	429,139
Tennessee Valley Authority:
0.75% 5/15/25	600,000	555,447
2.875% 2/1/27	130,000	124,789
4.25% 9/15/65	30,000	28,171
5.88% 4/1/36	260,000	298,782
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		7,108,410
U.S. Treasury Obligations - 39.6%
U.S. Treasury Bonds:
1.125% 5/15/40	2,921,000	1,943,720
1.125% 8/15/40	331,000	218,783
1.25% 5/15/50	2,000	1,163
1.375% 11/15/40	4,440,000	3,058,223
1.375% 8/15/50	5,875,000	3,527,983
1.625% 11/15/50	4,208,000	2,698,544
1.75% 8/15/41	3,170,000	2,295,278
1.875% 2/15/41	5,825,000	4,356,463
1.875% 2/15/51	2,014,000	1,375,578
1.875% 11/15/51	3,115,000	2,121,120
2% 11/15/41	1,418,000	1,070,202
2% 8/15/51	1,564,000	1,100,115
2.25% 5/15/41	280,000	222,370
2.25% 8/15/46	110,000	83,011
2.25% 8/15/49	129,000	96,997
2.25% 2/15/52	1,201,000	895,589
2.375% 2/15/42	780,000	626,668
2.375% 5/15/51	2,575,000	1,977,318
2.5% 2/15/45	18,000	14,363
2.5% 2/15/46	112,000	88,953
2.5% 5/15/46	93,000	73,848
2.75% 8/15/42	197,000	167,635
2.75% 11/15/42	587,000	497,804
2.75% 8/15/47	51,000	42,392
2.75% 11/15/47	107,000	89,019
2.875% 5/15/43	20,000	17,280
2.875% 8/15/45	156,000	132,929
2.875% 5/15/49	1,000	856
2.875% 5/15/52	1,460,000	1,248,984
3% 5/15/42	89,000	79,029
3% 11/15/44	299,000	260,807
3% 5/15/45	4,000	3,483
3% 11/15/45	224,000	194,906
3% 2/15/47	49,000	42,640
3% 5/15/47	48,000	41,773
3% 2/15/48	87,000	75,887
3% 8/15/48	3,000	2,620
3% 2/15/49	134,000	117,302
3% 8/15/52	4,260,000	3,742,144
3.125% 11/15/41	113,000	103,007
3.125% 2/15/42	65,000	58,988
3.125% 2/15/43	838,000	753,480
3.125% 8/15/44	167,000	148,995
3.125% 5/15/48	29,000	25,883
3.25% 5/15/42	690,000	636,552
3.375% 8/15/42	5,620,000	5,276,653
3.375% 5/15/44	1,976,000	1,837,834
3.375% 11/15/48	157,000	146,856
3.5% 2/15/39	8,000	7,903
3.625% 8/15/43	971,000	942,477
3.625% 2/15/44	2,647,000	2,560,456
3.75% 8/15/41	45,000	44,928
3.75% 11/15/43	1,120,000	1,106,263
3.875% 8/15/40	52,000	53,324
4% 11/15/42	1,950,000	2,003,016
4% 11/15/52	3,610,000	3,831,113
4.375% 2/15/38	12,000	13,140
4.375% 11/15/39	24,000	26,220
4.375% 5/15/41	32,000	34,813
4.5% 5/15/38	92,000	102,027
4.5% 8/15/39	17,000	18,878
4.75% 2/15/41	48,000	54,677
5.5% 8/15/28	4,000	4,359
U.S. Treasury Notes:
0.125% 4/30/23	1,000	997
0.125% 5/15/23	6,000	5,968
0.125% 7/15/23	4,000	3,947
0.125% 10/15/23	8,000	7,805
0.125% 12/15/23	7,000	6,780
0.125% 1/15/24	8,000	7,718
0.25% 6/15/23	3,000	2,974
0.25% 5/15/24	524,000	499,683
0.25% 5/31/25	3,034,000	2,799,576
0.25% 6/30/25	635,000	585,267
0.25% 7/31/25	45,000	41,324
0.25% 8/31/25	154,000	141,072
0.25% 9/30/25	13,103,000	11,990,781
0.25% 10/31/25	1,394,000	1,270,990
0.375% 10/31/23	9,000	8,780
0.375% 7/15/24	120,000	113,981
0.375% 8/15/24	1,798,000	1,702,903
0.375% 4/30/25	1,297,000	1,202,968
0.375% 1/31/26	1,602,000	1,454,253
0.375% 7/31/27	509,000	442,174
0.375% 9/30/27	1,151,000	995,300
0.5% 2/28/26	7,878,000	7,160,056
0.5% 4/30/27	718,000	632,149
0.5% 5/31/27	1,393,000	1,222,358
0.5% 6/30/27	2,827,000	2,476,165
0.5% 10/31/27	3,232,000	2,804,518
0.625% 7/31/26	5,694,000	5,136,166
0.625% 3/31/27	1,460,000	1,294,381
0.625% 11/30/27	1,680,000	1,464,422
0.625% 12/31/27	3,820,000	3,322,206
0.625% 5/15/30	2,549,000	2,086,695
0.625% 8/15/30	360,000	293,358
0.75% 11/15/24	3,110,000	2,940,043
0.75% 3/31/26	2,331,000	2,132,592
0.75% 4/30/26	961,000	876,087
0.75% 5/31/26	1,269,000	1,154,294
0.75% 1/31/28	98,000	85,597
0.875% 1/31/24	560,000	542,303
1% 12/15/24	1,610,000	1,525,664
1% 7/31/28	1,229,000	1,074,223
1.125% 1/15/25	1,860,000	1,762,713
1.125% 2/28/27	691,000	627,109
1.125% 2/29/28	3,054,000	2,712,214
1.125% 8/31/28	110,000	96,589
1.25% 8/31/24	1,923,000	1,841,348
1.25% 11/30/26	545,000	498,547
1.25% 12/31/26	2,240,000	2,046,100
1.25% 3/31/28	2,218,000	1,978,352
1.25% 4/30/28	2,488,000	2,215,195
1.25% 6/30/28	2,989,000	2,652,971
1.25% 9/30/28	748,000	660,052
1.25% 8/15/31	6,574,000	5,514,199
1.375% 1/31/25	1,386,000	1,319,028
1.375% 8/31/26	253,000	233,541
1.375% 10/31/28	580,000	514,591
1.5% 9/30/24	1,783,000	1,710,775
1.5% 10/31/24	2,714,000	2,599,927
1.5% 11/30/24	2,519,000	2,409,187
1.5% 2/15/25	1,480,000	1,409,931
1.5% 8/15/26	557,000	516,987
1.5% 1/31/27	5,287,000	4,867,344
1.5% 11/30/28	1,091,000	973,163
1.5% 2/15/30	876,000	767,937
1.625% 2/15/26	261,000	245,462
1.625% 5/15/26	264,000	247,180
1.625% 9/30/26	653,000	607,775
1.625% 10/31/26	457,000	424,528
1.625% 11/30/26	180,000	167,027
1.625% 8/15/29	66,000	58,869
1.625% 5/15/31	1,730,000	1,503,546
1.75% 6/30/24	805,000	778,900
1.75% 7/31/24	1,417,000	1,368,512
1.75% 12/31/24	2,363,000	2,267,003
1.75% 1/31/29	581,000	524,466
1.875% 6/30/26	589,000	554,856
1.875% 7/31/26	909,000	855,170
1.875% 2/28/29	230,000	208,950
2% 5/31/24	442,000	429,603
2% 2/15/25	82,000	78,835
2% 8/15/25	50,000	47,834
2% 11/15/26	25,000	23,512
2.125% 5/15/25	13,000	12,497
2.25% 3/31/24	1,390,000	1,357,911
2.25% 4/30/24	283,000	276,013
2.25% 10/31/24	279,000	270,368
2.25% 12/31/24	160,000	154,763
2.25% 2/15/27	393,000	372,321
2.25% 8/15/27	639,000	602,782
2.25% 11/15/27	682,000	641,506
2.375% 2/29/24	394,000	385,766
2.375% 4/30/26	405,000	388,452
2.375% 5/15/27	46,000	43,691
2.375% 5/15/29	108,000	100,765
2.5% 8/15/23	57,000	56,506
2.5% 5/15/24	217,000	212,219
2.5% 1/31/25	238,000	231,102
2.5% 2/28/26	191,000	184,002
2.5% 3/31/27	2,220,000	2,120,273
2.625% 12/31/25	331,000	320,359
2.625% 1/31/26	461,000	445,909
2.625% 5/31/27	2,770,000	2,655,954
2.625% 2/15/29	391,000	370,747
2.625% 7/31/29	4,810,000	4,549,208
2.75% 4/30/23	84,000	83,871
2.75% 6/30/25	113,000	109,972
2.75% 4/30/27	2,550,000	2,457,662
2.75% 7/31/27	2,460,000	2,369,095
2.75% 2/15/28	363,000	348,679
2.75% 5/31/29	530,000	505,136
2.75% 8/15/32	11,916,000	11,214,073
2.875% 11/30/23	5,000	4,940
2.875% 5/31/25	144,000	140,574
2.875% 5/15/28	216,000	208,356
2.875% 8/15/28	113,000	108,829
2.875% 5/15/32	120,000	114,197
3% 7/31/24	250,000	245,449
3% 9/30/25	148,000	144,745
3% 10/31/25	130,000	127,141
3.125% 8/31/27	2,710,000	2,650,719
3.125% 11/15/28	940,000	916,353
3.125% 8/31/29	2,180,000	2,122,009
3.25% 8/31/24	3,480,000	3,427,256
3.25% 6/30/27	1,720,000	1,690,303
3.25% 6/30/29	100,000	98,043
3.5% 9/15/25	2,990,000	2,961,385
3.5% 1/31/28	2,820,000	2,805,239
3.5% 1/31/30	2,340,000	2,330,494
3.5% 2/15/33	1,990,000	1,993,109
3.625% 3/31/30	1,420,000	1,426,767
3.875% 1/15/26	2,240,000	2,240,700
3.875% 11/30/27	1,840,000	1,859,119
3.875% 12/31/27	2,950,000	2,981,305
3.875% 9/30/29	2,240,000	2,276,750
3.875% 11/30/29	2,450,000	2,492,396
4% 2/29/28	3,120,000	3,176,306
4% 10/31/29	1,950,000	1,996,998
4.125% 1/31/25	960,000	959,738
4.125% 9/30/27	4,180,000	4,258,702
4.125% 10/31/27	3,550,000	3,618,088
4.125% 11/15/32	3,300,000	3,467,578
4.25% 9/30/24	2,490,000	2,487,179
4.25% 12/31/24	840,000	840,755
4.25% 10/15/25	2,880,000	2,902,275
4.375% 10/31/24	5,460,000	5,466,398
4.5% 11/30/24	450,000	451,758
4.5% 11/15/25	2,070,000	2,100,565
4.625% 2/28/25	5,000,000	5,048,633
TOTAL U.S. TREASURY OBLIGATIONS		271,206,720
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $301,190,202)		278,315,130

U.S. Government Agency - Mortgage Securities - 27.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.0%
1.5% 10/1/36 to 12/1/51	7,302,845	6,188,230
2% 7/1/35 to 12/1/51	27,830,739	23,475,450
2.5% 1/1/27 to 3/1/52	15,492,785	13,555,152
3% 4/1/32 to 6/1/52	18,348,156	16,737,847
3.5% 2/1/27 to 10/1/52	8,937,023	8,493,458
4% 6/1/34 to 1/1/53	6,320,113	6,108,236
4.5% 10/1/39 to 2/1/53	3,654,888	3,612,001
5% 7/1/48 to 1/1/53	2,367,186	2,375,722
5.5% 5/1/44 to 11/1/52	679,669	690,401
6% 10/1/52 to 12/1/52	877,185	896,930
TOTAL FANNIE MAE		82,133,427
Freddie Mac - 8.6%
1.5% 10/1/36 to 11/1/51	3,886,468	3,121,495
2% 10/1/30 to 1/1/52	22,344,116	18,821,139
2% 9/1/35	232,559	210,722
2% 11/1/35	331,025	299,942
2% 11/1/35	114,491	103,740
2.5% 4/1/27 to 6/1/52	21,038,145	18,325,145
3% 1/1/29 to 1/1/53	2,516,183	2,287,079
3% 8/1/47	29,195	26,658
3.5% 7/1/33 to 9/1/52	6,134,153	5,780,402
4% 3/1/26 to 10/1/52	4,126,073	3,991,262
4.5% 7/1/41 to 1/1/53	2,957,978	2,911,420
5% 6/1/30 to 3/1/53	1,548,850	1,560,587
5.5% 6/1/49 to 3/1/53	1,337,797	1,353,264
6% 12/1/52	97,718	99,898
TOTAL FREDDIE MAC		58,892,753
Ginnie Mae - 5.8%
1.5% 5/20/51	110,411	89,492
2% 3/20/51 to 5/20/52	9,834,232	8,368,034
2% 4/1/53 (e)	25,000	21,227
2% 4/1/53 (e)	150,000	127,362
2% 4/1/53 (e)	25,000	21,227
2% 4/1/53 (e)	50,000	42,454
2% 5/1/53 (e)	100,000	84,994
2% 5/1/53 (e)	50,000	42,497
2.5% 10/20/46 to 5/20/52	10,452,196	9,237,048
2.5% 4/1/53 (e)	100,000	88,019
2.5% 4/1/53 (e)	50,000	44,009
2.5% 4/1/53 (e)	50,000	44,009
2.5% 5/1/53 (e)	50,000	44,046
2.5% 5/1/53 (e)	100,000	88,093
3% 7/20/42 to 11/20/52	7,675,965	7,045,185
3.5% 2/20/46 to 10/20/52	5,876,289	5,568,902
4% 4/20/47 to 1/20/53	3,726,920	3,606,520
4.5% 1/20/47 to 11/20/52	2,496,230	2,466,738
5% 11/20/47 to 11/20/52	1,416,764	1,424,118
5.5% 9/20/47 to 1/20/53	832,991	843,579
6% 4/1/53 (e)	400,000	407,313
6% 4/1/53 (e)	400,000	407,313
TOTAL GINNIE MAE		40,112,179
Uniform Mortgage Backed Securities - 1.1%
1.5% 4/1/53 (e)	200,000	157,054
1.5% 5/1/53 (e)	200,000	157,304
2% 4/1/53 (e)	1,150,000	950,223
2% 4/1/53 (e)	900,000	743,653
2% 4/1/53 (e)	300,000	247,884
2% 4/1/53 (e)	150,000	123,942
2% 4/1/53 (e)	250,000	206,570
2% 5/1/53 (e)	600,000	496,331
2% 5/1/53 (e)	300,000	248,165
2% 5/1/53 (e)	500,000	413,609
2% 5/1/53 (e)	250,000	206,805
2% 5/1/53 (e)	250,000	206,805
2.5% 4/1/53 (e)	150,000	129,287
2.5% 5/1/53 (e)	100,000	86,273
3% 4/1/53 (e)	200,000	179,344
4% 4/1/53 (e)	150,000	143,449
4% 4/1/53 (e)	100,000	95,633
4% 5/1/53 (e)	100,000	95,672
5.5% 4/1/53 (e)	700,000	707,109
5.5% 4/1/53 (e)	700,000	707,109
6% 4/1/53 (e)	500,000	510,254
6.5% 4/1/53 (e)	300,000	309,585
6.5% 4/1/53 (e)	200,000	206,390
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		7,328,450
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $212,979,592)		188,466,809

Asset-Backed Securities - 0.3%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust:
Series 2019-A3 Class A3, 2.06% 8/15/28	116,000	107,625
1.39% 7/15/30	150,000	128,637
Capital One Prime Auto Receivables Series 2023-1 Class A3, 4.87% 2/15/28	60,000	60,362
CarMax Auto Owner Trust:
Series 2021-1 Class A3, 0.34% 12/15/25	247,553	239,318
Series 2022-3 Class A2A, 3.97% 4/15/27	330,000	323,523
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	250,000	242,624
Ford Credit Auto Owner Trust Series 2023-A Class A3, 4.65% 2/15/28	156,000	156,098
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	30,000	28,965
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	222,223	216,251
Hyundai Auto Receivables Trust:
Series 2022-C Class A3, 5.39% 6/15/27	150,000	151,729
3.72% 11/16/26	223,000	219,073
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	75,689	75,180
TOTAL ASSET-BACKED SECURITIES (Cost $2,039,051)		1,949,385

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	156,425	150,484
Series 2020-BN25 Class A5, 2.649% 1/15/63	220,000	187,735
Series 2020-BN28 Class A4, 1.844% 3/15/63	360,000	286,693
Series 2022-BNK39 Class A4, 2.928% 2/15/55	100,000	84,157
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	410,000	326,237
Series 2021-B24 Class A5, 2.5843% 3/15/54	500,000	411,294
Series 2019-B12 Class A5, 3.1156% 8/15/52	95,000	83,800
Series 2019-B9 Class A5, 4.0156% 3/15/52	130,000	121,236
BMO Mortgage Trust sequential payer Series 2022-C1 Class A5, 3.374% 2/15/55	100,000	87,244
Citigroup Commercial Mortgage Trust sequential payer:
Series 2015-GC29 Class A4, 3.192% 4/10/48	80,000	76,274
Series 2016-C1 Class A4, 3.209% 5/10/49	90,000	84,111
Series 2018-B2 Class A4, 4.009% 3/10/51	1,000,000	941,158
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	200,000	171,031
Class A5, 3.0161% 9/15/52	200,000	174,781
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	159,400	151,049
Series 2020-K104 Class A2, 2.253% 1/25/30	680,000	602,688
Series 2020-K116 Class A2, 1.378% 7/25/30	770,000	633,776
Series 2020-K117 Class A2, 1.406% 8/25/30	590,000	485,654
Series 2020-K118 Class A2, 1.493% 9/25/30	590,000	488,053
Series 2020-K121 Class A2, 1.547% 10/25/30	890,000	736,463
Series 2021-K125 Class A2, 1.846% 1/25/31	100,000	84,332
Series 2021-K126 Class A2, 2.074% 1/25/31	200,000	171,622
Series 2021-K128 Class A2, 2.02% 3/25/31	200,000	170,695
Series K080 Class A2, 3.926% 7/25/28	80,000	78,908
Series 2017-K068 Class A2, 3.244% 8/25/27	130,000	124,817
Series 2019-K094 Class A2, 2.903% 6/25/29	300,000	278,714
Series 2019-K1510 Class A2, 3.718% 1/25/31	124,000	119,603
Series 2021-K123 Class A2, 1.621% 12/25/30	700,000	581,544
Series K079 Class A2, 3.926% 6/25/28	20,000	19,728
GS Mortgage Securities Trust sequential payer:
Series 2014-GC26 Class A4, 3.364% 11/10/47	63,648	61,309
Series 2020-GC45 Class A5, 2.9106% 2/13/53	260,000	224,266
JPMBB Commercial Mortgage Securities Trust sequential payer:
Series 2014-C21 Class A5, 3.7748% 8/15/47	150,000	145,933
Series 2014-C24 Class A5, 3.6385% 11/15/47	150,000	144,474
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	500,000	408,614
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	100,000	85,063
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	350,000	318,955
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	200,000	174,649
Series 2019-C54 Class A4, 3.146% 12/15/52	538,000	471,361
Series 2018-C48 Class A5, 4.302% 1/15/52	123,000	116,975
Wells Fargo Commercial Mtg Trust 2020-C sequential payer Series 2020-C55 Class A5, 2.725% 2/15/53	90,000	76,783
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $12,092,084)		10,142,263

Municipal Securities - 0.5%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 7.834% 2/15/41	55,000	70,820
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2009 F2, 6.263% 4/1/49	75,000	90,936
Series 2010 S1, 7.043% 4/1/50	75,000	97,217
California Gen. Oblig.:
Series 2009, 7.55% 4/1/39	145,000	187,717
Series 2010, 7.6% 11/1/40	350,000	460,759
California State Univ. Rev. Series 2021 B, 2.719% 11/1/52	195,000	134,650
Chicago O'Hare Int'l. Arpt. Rev. Series 2010 B, 6.395% 1/1/40	250,000	296,493
Dallas Area Rapid Transit Sales Tax Rev. Series 2021 A, 2.613% 12/1/48	200,000	139,853
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2019 A, 3.144% 11/1/45	20,000	15,573
Series 2021 C, 2.843% 11/1/46	150,000	110,957
Series 2022 A, 4.507% 11/1/51	65,000	60,064
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B:
2.746% 6/1/34	80,000	66,733
3.293% 6/1/42	40,000	31,776
Idaho Energy Resources Auth. Series 2021, 2.861% 9/1/46	45,000	34,315
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	500,000	498,783
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2019 B, 3.395% 10/15/40	100,000	83,902
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series 2021 C, 2.823% 8/1/41	100,000	78,542
Michigan Strategic Fund Ltd. Oblig. Rev. Series 2021 A, 3.225% 9/1/47	100,000	78,380
New Jersey Trans. Trust Fund Auth. Series B:
4.081% 6/15/39	80,000	70,973
4.131% 6/15/42	80,000	70,620
New York Metropolitan Trans. Auth. Rev. Series 2010 A, 6.668% 11/15/39	60,000	64,617
New York State Dorm. Auth. Series 2021 C, 2.202% 3/15/34	200,000	159,694
Port Auth. of New York & New Jersey Series 225, 3.175% 7/15/60	400,000	284,500
Univ. of California Regents Med. Ctr. Pool Rev. Series N:
3.006% 5/15/50	175,000	121,709
3.256% 5/15/60	150,000	102,611
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	140,000	95,736
TOTAL MUNICIPAL SECURITIES (Cost $4,481,400)		3,507,930

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
Alberta Province:
2.95% 1/23/24	110,000	108,284
3.3% 3/15/28	75,000	72,827
Chilean Republic:
3.24% 2/6/28	200,000	190,725
3.86% 6/21/47	325,000	265,241
Export Development Canada 2.625% 2/21/24	120,000	117,774
Hungarian Republic:
5.375% 3/25/24	662,000	661,504
5.75% 11/22/23	10,000	10,011
Indonesian Republic:
2.85% 2/14/30	200,000	180,350
3.5% 2/14/50	200,000	153,163
3.85% 10/15/30	348,000	331,209
4.1% 4/24/28	200,000	196,038
Israeli State 3.375% 1/15/50	225,000	171,877
Italian Republic:
2.375% 10/17/24	550,000	525,357
2.875% 10/17/29	350,000	302,294
Manitoba Province 2.6% 4/16/24	410,000	401,242
Ontario Province:
1.05% 5/21/27	1,413,000	1,258,418
1.125% 10/7/30	175,000	143,542
2.3% 6/15/26	50,000	47,411
2.5% 4/27/26	115,000	109,865
3.05% 1/29/24	90,000	88,584
Panamanian Republic:
3.16% 1/23/30	800,000	700,900
4.5% 4/16/50	200,000	151,850
6.7% 1/26/36	100,000	105,925
Peruvian Republic:
1.862% 12/1/32	340,000	256,658
2.78% 12/1/60	100,000	59,425
2.844% 6/20/30	190,000	165,870
3.55% 3/10/51	170,000	124,185
4.125% 8/25/27	50,000	48,978
Philippine Republic:
2.65% 12/10/45	500,000	342,555
3% 2/1/28	200,000	188,022
5.17% 10/13/27	200,000	205,522
6.375% 10/23/34	100,000	112,386
Polish Government:
3.25% 4/6/26	73,000	70,824
5.5% 4/4/53	100,000	100,875
Quebec Province:
1.5% 2/11/25	2,149,000	2,042,882
2.5% 4/9/24	140,000	136,647
2.75% 4/12/27	95,000	90,756
United Mexican States:
3.25% 4/16/30	1,971,000	1,762,567
3.5% 2/12/34	619,000	526,150
4.75% 4/27/32	387,000	371,230
6.05% 1/11/40	170,000	172,635
Uruguay Republic 7.625% 3/21/36	678,000	848,517
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $15,982,289)		13,921,075

Supranational Obligations - 1.3%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	160,000	144,588
Asian Development Bank:
0.375% 9/3/25	450,000	412,351
0.75% 10/8/30	100,000	80,935
1.5% 10/18/24	200,000	191,604
1.875% 1/24/30	610,000	542,131
2.625% 1/30/24	80,000	78,568
5.82% 6/16/28	110,000	119,690
European Investment Bank:
0.75% 9/23/30	250,000	203,599
0.875% 5/17/30	18,000	14,900
1.375% 5/15/23	350,000	348,589
2.25% 6/24/24	1,678,000	1,634,691
2.875% 8/15/23	260,000	258,031
Inter-American Development Bank:
0.625% 7/15/25	390,000	361,345
1.75% 3/14/25	194,000	185,363
2.25% 6/18/29	1,029,000	945,733
4.375% 1/24/44	39,000	40,021
International Bank for Reconstruction & Development:
0.375% 7/28/25	270,000	248,525
0.5% 10/28/25	218,000	199,766
0.75% 8/26/30	160,000	129,413
0.875% 5/14/30	176,000	144,800
1.25% 2/10/31	110,000	92,058
1.5% 8/28/24	1,012,000	972,572
1.625% 1/15/25	155,000	148,042
1.75% 4/19/23	55,000	54,931
1.875% 6/19/23	20,000	19,874
2.5% 3/19/24	130,000	127,415
2.5% 11/22/27	92,000	87,162
2.5% 3/29/32	290,000	264,478
3% 9/27/23	100,000	99,117
International Finance Corp.:
0.75% 8/27/30	60,000	48,680
1.375% 10/16/24	1,051,000	1,004,329
2.875% 7/31/23	112,000	111,265
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $10,133,702)		9,314,566

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Bank of America NA 6% 10/15/36	250,000	269,853
Discover Bank 2.7% 2/6/30	500,000	405,314
PNC Bank NA 3.875% 4/10/25	260,000	251,354
Truist Bank 3.3% 5/15/26	200,000	184,149
U.S. Bank NA, Cincinnati 2.8% 1/27/25	1,000,000	956,941
TOTAL BANK NOTES (Cost $2,205,578)		2,067,611

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (f) (Cost $2,809,039)	2,808,478	2,809,039

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $774,718,307)	693,643,530
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(7,871,959)
NET ASSETS - 100.0%	685,771,571

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 4/1/53	(100,000)	(84,908)
2% 4/1/53	(50,000)	(42,454)
2% 4/1/53	(50,000)	(42,454)
2.5% 4/1/53	(50,000)	(44,009)
2.5% 4/1/53	(100,000)	(88,019)
6% 4/1/53	(400,000)	(407,313)

TOTAL GINNIE MAE		(709,157)

Uniform Mortgage Backed Securities
1.5% 4/1/53	(200,000)	(157,054)
2% 4/1/53	(600,000)	(495,768)
2% 4/1/53	(300,000)	(247,884)
2% 4/1/53	(500,000)	(413,140)
2% 4/1/53	(250,000)	(206,570)
2% 4/1/53	(250,000)	(206,570)
2% 4/1/53	(250,000)	(206,570)
2.5% 4/1/53	(100,000)	(86,191)
4% 4/1/53	(100,000)	(95,633)
4% 4/1/53	(100,000)	(95,633)
5.5% 4/1/53	(700,000)	(707,109)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(2,918,122)

TOTAL TBA SALE COMMITMENTS (Proceeds $(3,632,771))		(3,627,279)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,543,367 or 0.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	2,369,438	40,528,706	40,089,105	24,909	-	-	2,809,039	0.0%
Total	2,369,438	40,528,706	40,089,105	24,909	-	-	2,809,039

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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